OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2019
OPERATING SEGMENTS
OPERATING SEGMENTS

31          OPERATING SEGMENTS

In the Credicorp Board of Directors organized the Group’s subsidiaries according to the types of financial services provided and the sectors on which they are focused; with the objective of optimizing the management thereof. Next, we present the Group´s business lines:

a)	Universal Banking –

Includes the operations related to the granting of various credits and financial instruments to individuals and legal entities, from the segments of wholesale and retail banking, such as the obtaining of funds from the public through deposits and current accounts, obtaining of funding by means of initial public offerings and direct indebtedness with other financial institutions. This business line incorporates the results and balances of the Banco de Crédito del Perú (BCP) and Banco de Crédito de Bolivia (BCB).

b)	Insurance and Pensions –

-Insurance: includes, mainly, the issue of insurance policies to cover losses in commercial property, transport, marine vessels, automobiles, life, health and pensions, operations carried out through Pacífico Compañía de Seguros y Reaseguros.

-Pensions: provides Management Service of private pension funds to the affiliates, operation carried out from Prima AFP.

c)	Microfinance –

Includes the management of loans, credits, deposits and current accounts of the small and microenterprises: carried out through Mibanco, Banco de la Microempresa S.A., Banco Compartir S.A. and Edyficar S.A.S. (Encumbra).

d)	Investment Banking and Wealth Management –

Brokerage service and investment management services offered to a broad and diverse clientele, which includes corporations, institutional investors, governments and foundations; also, the structuring and placement of issues in the primary market, as well as the execution and negotiation of transactions in the secondary market. Additionally, it structures securitization processes for corporate customers and manages mutual funds.

All of these services are provided through Credicorp Capital Ltd. and subsidiaries; Atlantic Security Bank (ASB) and the Wealth Management team of BCP.

Management of these business lines is designed to:

-Promote the joint action of our businesses in order to take advantage of the synergies which resulting from the diversification of our portfolio.

-Strengthening our leadership in the financial sector through our growth in new businesses, and the establishment of an investment banking platform available not only to the corporate world, but also to the retail segment, especially to the Small and Medium Enterprise (SME) and Consumer sectors.

-Improve the ongoing search to bring to adapt our business models, processes and procedures into line with best practices worldwide.

The operating results of the Group’s new business lines are monitored separately by the Board of Directors and Senior Management on a monthly basis, in order to make decisions regarding the allocation of resources and the evaluation of the performance of each one of the segments. The Chief Operating Decision Maker (CODM) of Credicorp is the Chief Executive Officer (CEO). The performance of the segments is evaluated based on the operating profits or losses, and is measured consistently with the operating profits and losses presented in the consolidated statement of income.

Financial information by segment is prepared subject to the minimum controls necessary and on a uniform basis, with coherent grouping according to the type of activity and customer. The transfer prices used for determining income and expenses generated among the operating segments are similar to the prices that would be applicable to transactions carried out at arm’s length.

None of the income derives from transactions carried out with a single customer or counterparty which is equal to or greater than 10 per cent or more of the total income of the Group at December 31, 2019, 2018 and 2017.

(i)

The following table presents information recorded in the results and for certain items of the assets corresponding to the Group’s reportable segments (in millions of soles) as of December 31, 2019, 2018 and 2017:

			Net interest,		Provision for				Additions of
	Income (*)		similar	Other	credit losses	Depreciation			fixed asset,
		From other	income and	income,	on loan	and	Income		intangibles	Total	Total
2019	External	segments (**)	expenses	net (***)	portfolio	amortization	tax	Net profit	and goodwill	assets	liabilities
Universal Banking
Banco de Crédito del Perú	11,750	345	6,244	3,632	(1,558)	(421)	(1,160)	3,239	349	139,832	123,057
Banco de Crédito de Bolivia	736	4	329	117	(61)	(19)	(43)	79	16	10,481	9,744
Insurance and Pension funds
Pacífico Seguros y subsidiarias	3,249	23	493	348	—	(58)	(6)	381	45	13,785	10,964
Prima AFP	457	3	(1)	457	—	(20)	(85)	197	8	909	211
Microfinance
Mibanco	2,408	126	1,901	62	(472)	(87)	(168)	401	60	13,576	11,489
Banco Compartir S.A.	18	—	13	2	(2)	(1)	1	(2)	1	1,046	888
Edyficar S.A.S.	50	—	43	2	(6)	(1)	(3)	5	1	141	80
Investment Banking and Wealth Management	968	6	69	885	—	(22)	(16)	230	236	9,423	7,950
Other segments	63	100	443	561	(1)	(3)	(143)	(179)	87	2,998	992
Eliminations	—	—	(443)	(669)	—	—	—	—	—	(4,314)	(4,245)
Total consolidated	19,699	607	9,091	5,397	(2,100)	(632)	(1,623)	4,352	803	187,877	161,130

			Net interest,		Provision for				Additions of
	Income (*)		similar	Other	credit losses	Depreciation			fixed asset,
		From other	income and	income,	on loan	and	Income		intangibles	Total	Total
2018	External	segments (**)	expenses	net (***)	portfolio	amortization	tax	Net profit	and goodwill	assets	liabilities
Universal Banking
Banco de Crédito del Perú	10,757	381	5,616	3,275	(1,265)	(277)	(1,137)	2,927	397	132,880	117,803
Banco de Crédito de Bolivia	686	4	309	124	(55)	(12)	(45)	78	45	9,957	9,266
Insurance and Pension funds
Pacífico Seguros y subsidiarias	2,730	21	446	669	—	(51)	(4)	353	85	12,224	9,591
Prima AFP	371	2	—	371	—	(18)	(58)	140	9	875	241
Microfinance
Mibanco	2,468	88	1,956	156	(491)	(49)	(193)	462	50	13,220	11,322
Edyficar S.A.S.	44	—	40	1	(4)	—	(4)	5	—	119	62
Investment Banking and Wealth Management	886	(14)	98	634	—	(21)	(29)	146	8	9,665	8,190
Other segments	83	97	33	106	—	(1)	(51)	(40)	7	2,862	950
Eliminations	—	—	(9)	(454)	—	—	—	—	—	(4,539)	(4,428)
Total consolidated	18,025	579	8,489	4,882	(1,815)	(429)	(1,521)	4,071	601	177,263	152,997

(*)     Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.

(**)   Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.

(***) Corresponds to other income (include income and expenses for commissions) and insurance underwriting result.

			Net interest,		Provision for				Additions of
	Income (*)		similar	Other	credit losses	Depreciation			fixed asset,
		From other	income and	income,	on loan	and	Income		intangibles	Total	Total
2017	External	segments (**)	expenses	net (***)	portfolio	amortization	tax	Net profit	and goodwill	assets	liabilities
Universal Banking
Banco de Crédito del Perú	10,095	371	5,300	2,927	(1,515)	(261)	(996)	2,638	286	128,259	114,543
Banco de Crédito de Bolivia	616	2	315	119	(79)	(11)	(40)	75	10	9,118	8,482
Insurance and Pension funds
Pacífico Seguros y subsidiarias	2,662	120	423	972	—	(49)	(28)	326	56	11,409	8,560
Prima AFP	388	3	1	387	—	(23)	(66)	140	10	883	264
Microfinance
Mibanco	2,337	77	1,829	98	(457)	(49)	(146)	399	44	12,363	10,666
Edyficar S.A.S.	30	—	27	1	(5)	(1)	—	(1)	1	92	37
Investment Banking and Wealth Management	906	(5)	135	658	—	(25)	(33)	252	7	10,389	8,730
Other segments	565	77	42	535	(1)	(1)	(84)	353	2	2,781	1,668
Eliminations	—	—	(1)	(516)	—	—	—	—	—	(4,822)	(4,731)
Total consolidated	17,599	645	8,071	5,181	(2,057)	(420)	(1,393)	4,182	416	170,472	148,219

(*)     Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.

(**)   Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.

(***) Corresponds to other income (include income and expenses for commissions) and insurance underwriting result.

(ii)

The following table presents (in millions of soles) the distribution of the total revenue, operating revenue and non-current assets of the Group; all assigned based on the location of the clients and assets, respectively, at December 31, 2019, 2018 and 2017:

	2019				2018				2017
			Total non				Total non				Total non
	Total	Operating	current	Total	Total	Operating	current	Total	Total	Operating	current	Total
	income (*)	income (**)	assets (***)	liabilities	income (*)	income (**)	assets (***)	liabilities	income (*)	income (**)	assets (***)	liabilities
Peru	18,015	9,106	3,943	142,178	16,502	8,476	3,145	135,422	13,105	7,997	2,976	130,953
Bermuda	13	10	117	266	13	14	88	169	2,708	37	121	933
Panama	—	—	—	—	2	—	—	—	—	—	—	—
Cayman Islands	354	88	20	5,008	285	134	3	5,465	512	183	5	5,250
Bolivia	809	368	93	9,815	750	344	78	9,317	813	338	102	8,490
Colombia	356	21	435	2,769	314	(2)	138	1,823	286	10	145	1,573
United States of America	10	(1)	3	6	6	—	—	2	8	—	—	2
Chile	142	(2)	209	1,088	153	(6)	84	799	167	(5)	139	1,018
Total consolidado	19,699	9,590	4,820	161,130	18,025	8,960	3,536	152,997	17,599	8,560	3,488	148,219

(*)      Including total interest and similar income, other income and net premiums earned from insurance activities.

(**)   Operating income includes the income from interest and similar expenses from banking activities and insurance underwriting result.

(***) Non- current assets consist of property, furniture and equipment (fixed assets), intangible assets and goodwill and right-for-use assets, net.